Income Taxes - Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. Federal provision (benefit)
At statutory rate					$ (30,533)	$ (5,956)	$ (5,608)
State taxes					90	0	0
Valuation allowance					26,245	6,320	5,671
Stock based compensation					(7,257)	(182)	(141)
Permanent differences related to fair value adjustments					8,573	0	0
Other permanent differences					2,997	(182)	78
Provision for income taxes	$ 65	$ 28	$ 107	$ 53	$ 115	$ 0	$ 0